INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

8.	INCOME TAXES

The Company recorded no income tax provision at March 31, 2023 and December 31, 2022 because of anticipated losses for the 2023 fiscal year and actual losses incurred in 2022.

The Company estimates its annual effective income tax rate in recording its quarterly provision for income taxes in the various jurisdictions in which it operates. Statutory tax rate changes and other significant or unusual items are recognized as discrete items in the quarter in which they occur. The Company recorded no income tax expense for the three months ended March 31, 2023 because the Company expects to incur a tax loss in the current year. Similarly, no income tax expense was recognized for the year ended December 31, 2022.

The Company had a Gross deferred tax asset related to federal net operating loss carryforwards of $81,330,836 at March 31, 2023 and $25,935,753 and $65,730,932 at December 31, 2022 and at December 14, 2022 (the successor period), respectively. The federal net operating loss carryforward will begin to expire in 2034. Realization of the deferred tax asset is dependent, in part, on generating sufficient taxable income prior to expiration of the loss carryforwards. The Company has placed a 100% valuation allowance against the net deferred tax asset because future realization of these assets is not assured.

9.	INCOME TAXES

The Company recorded no income tax provision at December 31, 2022, and December 31, 2021, because of losses incurred.

The Company estimates its annual effective income tax rate in recording its quarterly provision for income taxes in the various jurisdictions in which it operates. Statutory tax rate changes and other significant or unusual items are recognized as discrete items in the quarter in which they occur. The Company recorded no income tax expense for the successor period and for the predecessor period, because the Company expects to incur a tax loss in the current year. Similarly, no income tax expense was recognized for the year ended December 31, 2021.

The Company had a net deferred tax asset related to federal net operating loss carryforwards of $25,935,753, $65,730,932 and $59,481,861 at December 31, 2022, December 14, 2022 and December 31, 2021, respectively. The federal net operating loss carryforward will begin to expire in 2034. Realization of the deferred tax asset is dependent, in part, on generating sufficient taxable income prior to expiration of the loss carryforwards. The Company has placed a 100% valuation allowance against the net deferred tax asset because future realization of these assets is not assured.